Subsequent Events - Additional Information (Detail) $ in Thousands	Mar. 23, 2022 USD ($)	Dec. 31, 2021 USD ($)
Statements [Line Items]
Equity interests of acquirer		$ 350,359
Columbia Care [Member]
Statements [Line Items]
Equity interests of acquirer	$ 2,000,000
Major business combination [member] | Columbia Care [Member]
Statements [Line Items]
Stockholders Equity Conversion Ratio	0.5579